INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Income Taxes Details Narrative Abstract
Net operating loss carry forwards	$ (293,171)	$ (177,407)	$ (851,978)	$ (374,611)	$ (2,000,000)
Net operating loss carry forwards expiration year					through 2038
Net deferred tax assets					$ 580,000